Other Assets	12 Months Ended
Oct. 31, 2022
Other Assets
Other Assets
NOTE 16:  OTHER ASSETS
Other Assets

(millions of Canadian dollars)		As at

	October 31 2022	October 31 2021
Accounts receivable and other items	$10,769	$9,144
Accrued interest	3,765	2,196
Current income tax receivable	6,031	1,862
Defined benefit asset	1,406	637
Insurance-related assets, excluding investments	2,008	2,040

Prepaid expenses	1,323	1,300
Total	$25,302	$17,179